Long-Term Debt and Borrowing Arrangements - Schedule of Related Party Revolving Credit Arrangements (Parentheticals) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Due December 2026 [Member]
Line of Credit Facility [Line Items]
Revolving credit arrangement	$ 10